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                     VAN KAMPEN GOVERNMENT SECURITIES FUND
                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 26, 2001

     The Statement of Additional Information is hereby supplemented as follows:

     The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Richard A. Ciccarone.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                               GOVT SPT SAI 8/01